PREPAIDS, ADVANCES AND OTHER (Details) - Schedule of prepaids and advances - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of prepaids and advances [Abstract]
Prepaid expenses		$ 1,404	$ 281
Deposits		109	169
Other advances		1,661	2,834
Total	$ 3,334	$ 3,174	$ 3,284